Cover	Aug. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2022
Entity File Number	000-56325
Entity Registrant Name	Boon Industries, Inc.
Entity Central Index Key	0001877788
Entity Tax Identification Number	84-5079920
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	13340 Grass Valley Ave
Entity Address, Address Line Two	Unit D
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	648-1333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false